Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2011
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2010	2011
Current maturities of long-term debt	$71	279
Commercial paper	401	588
Payable to banks	8	10
Total	$480	877
Weighted-average short-term borrowing interest rate at year end	0.3%	0.1%